[LOGO] AMERICAN EAGLE FUNDS




                           AMERICAN EAGLE FUNDS, INC.



                    AMERICAN EAGLE CAPITAL APPRECIATION FUND

                           AMERICAN EAGLE TWENTY FUND

                      AMERICAN EAGLE LARGE-CAP GROWTH FUND




                                  ANNUAL REPORT




                                DECEMBER 31, 2001

                 (This page has been left blank intentionally.)

LETTER TO SHAREHOLDERS


DEAR SHAREHOLDER,

The year 2001 proved to be an extremely challenging period for investors in domestic stocks. First, for only the second time in more than a half-century, the broad stock market, as measured by the S&P 500 Index, fell during two consecutive calendar years. The 9.1% loss incurred by the S&P 500 Index in 2000 was followed by a further decline of 11.9% in 2001 -- the largest single-year loss since 1974. Although substantial, these numbers only partially reflect the aggregate peak to trough decline of the S&P 500 Index of nearly 37% that occurred between March 24, 2000 and September 24, 2001. Worse yet, losses permeated most other segments of the equity markets in 2001. The tech-heavy NASDAQ Composite fell more than 21% in 2001 while the Wilshire 5000 Total Market Index fell 11%. Meanwhile, international equities offered little in terms of a safe harbor. The Morgan Stanley EAFE Index fell 21% in 2001 while the Morgan Stanley Far East Equity Index fell more than 28%.

The single shred of relatively good news amongst major market segments during the year took place in the small-cap marketplace. The Russell 2000 Index, a bellwether indicator of market performance among small companies, was up 2.5% for the year, after being down as much as much as 15.5% through the third quarter. This modest gain for the year is important not for its magnitude, but for the fact that the small-cap market sector is one of the historical market leaders during the final stages of economic recession and through the initial stages of economic recovery.

Investors in growth stocks faced an additional significant challenge during 2001. Growth stocks (i.e. companies that depend on expanding market share, revenues, and profitability as catalysts for higher stock prices) proved to be particularly vulnerable to this general market deterioration, as investors favored value stocks (i.e. companies that are currently selling at prices perceived to be below their fair market value) as the economic environment continued to worsen. By way of example, the Russell 1000 Index (a measure of the performance of large-cap stocks) and the Russell 2000 Index (a measure of the performance of small-cap stocks) can be further sorted into growth and value components. The aggregate return of the Russell 1000 during 2001 was -12.5%. But within this index, growth-oriented large-cap stocks (the Russell 1000 Growth Index) fell 20.4% while value-oriented large-cap stocks (the Russell 1000 Value Index) fell only 5.6%. The same phenomenon occurred among small-cap stocks. As previously noted, the Russell 2000 gained 2.5% during the year 2001. But growth-oriented companies in this index (the Russell 2000 Growth Index) fell 9.2% for the year while value-oriented small-cap stocks (the Russell 2000 Value Index) gained 14.1%. Interestingly, while growth stocks and value stocks tend to achieve similar returns over long timeframes, there is a definite cyclical nature to their relationship. With value stocks outperforming growth stocks in each of the past two years, one could argue that growth stocks might provide investors with better relative 'value' at this time.

While valuations for growth equities have become more reasonable and there is growing evidence that the economic climate is improving, we continue to be cautious. Our caution stems from the fact that exogenous influences, including fears relating to international terrorism and newfound concerns over corporate accounting practices, are precipitating market movements that are dislocated in many cases from stock-specific or macroeconomic fundamentals.

The majority of the mutual funds in the American Eagle Fund family experienced total returns for the year 2001 that were generally in line with their respective benchmark index and peer groups of mutual funds. While we are disappointed with the performance of growth stocks during 2001, and with our inability to provide greater downside protection through the use of futures and options contracts, we remain confident in our abilities and proud of our longer-term accomplishments as all of the American Eagle Funds continue to compare well relative to their benchmarks and peer groups over longer time horizons.

AMERICAN EAGLE CAPITAL APPRECIATION FUND

The American Eagle Capital Appreciation Fund seeks long-term capital appreciation by utilizing an aggressive, yet flexible, investment approach. The Fund generally maintains a core portfolio of 30 to 50 stocks of primarily American growth companies of all sizes. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns. The returns for the year ended December 31, 2001, as well as over the life of the Fund, for the American Eagle Capital Appreciation Fund and its comparable benchmarks are stated below:

                                                     AVERAGE ANNUAL
                                  1-YEAR ENDED        TOTAL RETURN
                                DECEMBER 31, 2001   SINCE INCEPTION*
                                -----------------   ----------------
AMERICAN EAGLE CAPITAL
 APPRECIATION FUND                  (17.17)%              23.65%
Lipper Capital Appreciation
 Fund Index                         (15.92)%             (14.02)%
Russell 1000 Growth Index           (20.42)%             (21.34)%

*The Fund commenced operations on December 30, 1999.

AMERICAN EAGLE TWENTY FUND

The American Eagle Twenty Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve this objective by investing in a more concentrated

LETTER TO SHAREHOLDERS (concluded)


portfolio of approximately, but not less than, 20 stocks. These stocks are picked across several American growth sectors, from companies of all sizes. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns. The returns for the year ended December 31, 2001, as well as over the life of the Fund, for the American Eagle Twenty Fund and its comparable benchmarks are stated below:

                                                     AVERAGE ANNUAL
                                  1-YEAR ENDED        TOTAL RETURN
                                DECEMBER 31, 2001   SINCE INCEPTION*
                                -----------------   ----------------
AMERICAN EAGLE
 TWENTY FUND                        (15.47)%              12.44%
Lipper Capital Appreciation
 Fund Index                         (15.92)%             (14.02)%
Russell 1000 Growth Index           (20.42)%             (21.34)%

*The Fund commenced operations on December 30, 1999.

The strong historical performance of the American Eagle Capital Appreciation Fund and American Eagle Twenty Fund has been largely a result of each Fund's relatively small asset size. Each Fund has invested in initial public offerings
(IPOs) that have had a substantial impact on each Fund's performance. There is no assurance that the Funds' future investments will result in the same level of performance. Each Fund's small size helps enable it to move more quickly into and out of certain investments. This liquidity, combined with a volatile equity market, can afford each Fund with the potential for investment gains.

AMERICAN EAGLE LARGE-CAP GROWTH FUND

This Fund is the newest fund within the American Eagle family having commenced operations December 29, 2000. The Fund's investment objective is long-term capital appreciation. The Fund generally maintains a core portfolio of 30 to 50 stocks of primarily large-cap American growth companies. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns. The total returns for the year ended December 31, 2001, as well as over the life of the Fund, for the American Eagle Large-Cap Growth Fund and its comparable benchmarks are stated below:

                                                     AVERAGE ANNUAL
                                  1-YEAR ENDED        TOTAL RETURN
                                DECEMBER 31, 2001   SINCE INCEPTION*
                                -----------------   ----------------
AMERICAN EAGLE LARGE-CAP
 GROWTH FUND                         (9.90)%              (9.82)%
Lipper Large Cap Growth
 Fund Index                         (23.87)%             (23.76)%
Russell 1000 Growth Index           (20.42)%             (20.42)%

*The Fund commenced operations on December 29, 2000.

Thank you for investing in the American Eagle Funds.

Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman

JUNDT ASSOCIATES' APPROACH TO INVESTING: CAPITAL APPRECIATION FUND


JUNDT ASSOCIATES IS GROWTH-ORIENTED; OUR FOCUS IS ON COMPANIES GENERATING significant revenue increases. We believe the U.S. economy's heterogeneous nature and multi-trillion-dollar size generally afford investors significant growth opportunities. We emphasize the fundamental prospects of individual companies rather than macroeconomic trends.

The Capital Appreciation Fund's investment objective is to provide capital appreciation by utilizing an aggressive yet very flexible investment program. The Fund intends to maintain a core portfolio of 30 to 50 stocks of primarily American growth companies, without regard to their size. The Fund may sell securities short, invest in options and futures contracts and leverage the portfolio. These investment techniques, among others, may be utilized by Jundt Associates, the investment adviser, to enable the Capital Appreciation Fund to achieve its objective. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                  [PIE CHART]

                                          Energy   17.8%
                               Interactive Media   15.4%
                           Medical Devices/Drugs   15.5%
                                   Miscellaneous    3.8%
                                     Restaurants    3.2%
                                          Retail    6.5%
               Telecommunications Infrastructure    3.4%
             Wireless/Telecommunication Services    6.8%
               Short-Term Securities/Liabilities
                       in excess of Other Assets    0.6%
                                   Biotechnology    8.8%
                                           Cable    3.4%
                          Client Server Software    2.0%
                      Computer Services/Software   12.8%

PERFORMANCE DATA: AMERICAN EAGLE CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

                     AMERICAN EAGLE                          LIPPER CAPITAL
                        CAPITAL            RUSSELL 1000       APPRECIATION
                  APPRECIATION FUND(1)    GROWTH INDEX(2)     FUND INDEX(3)
                  --------------------    ---------------     -------------

        12/31/01        $15,297               $6,172              $7,321


       AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2001)
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                                                                  SINCE
                                                    1-YEAR     INCEPTION(4)
     ----------------------------------------------------------------------
     AMERICAN EAGLE CAPITAL APPRECIATION FUND       (17.17)%      23.65%
     ----------------------------------------------------------------------
     RUSSELL 1000 GROWTH INDEX                      (20.42)      (21.34)
     ----------------------------------------------------------------------
     LIPPER CAPITAL APPRECIATION FUND INDEX         (15.92)      (14.02)
     ----------------------------------------------------------------------

(1)Total return is based on a hypothetical investment at the Fund's inception on December 30, 1999. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 30, 1999.

(3)The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. Inception date for index data is December 30, 1999.

(4)Inception date is December 30, 1999, for both the Fund's shares and for index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                       Number of Shares             Cost     Market Value(a)
----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (8.8%)
----------------------------------------------------------------------------------------------------------
   Amgen Inc.(b)                                                4,800       $  287,760          $  270,912
   Genentech, Inc.(b)                                           1,200           54,151              65,100
   IDEC Pharmaceuticals Corporation(b)                          3,900          217,240             268,827
   Kos Pharmaceuticals, Inc.(b)                                13,000          465,803             449,800
                                                                           -------------------------------
                                                                             1,024,954           1,054,639
                                                                           -------------------------------
CABLE (3.4%)
----------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. - Class A(b)                   25,000          481,362             410,750
                                                                           -------------------------------
                                                                               481,362             410,750
                                                                           -------------------------------
CLIENT SERVER SOFTWARE (2.0%)
----------------------------------------------------------------------------------------------------------
   PeopleSoft, Inc.(b)                                          6,000          126,540             241,200
                                                                           -------------------------------
                                                                               126,540             241,200
                                                                           -------------------------------
COMPUTER SERVICES/SOFTWARE (12.8%)
----------------------------------------------------------------------------------------------------------
   Immersion Corporation(b)(e)                                 64,400        1,095,950             433,966
   Intuit Inc.(b)(d)                                           12,000          445,500             513,360
   Microsoft Corporation(b)(d)                                  8,800          469,874             583,000
                                                                           -------------------------------
                                                                             2,011,324           1,530,326
                                                                           -------------------------------
ENERGY (17.8%)
----------------------------------------------------------------------------------------------------------
   BJ Services Company(b)                                      16,400          637,199             532,180
   GlobalSantaFe Corporation                                    8,578          371,661             244,644
   Helmerich & Payne, Inc.                                     10,000          405,965             333,800
   Noble Affiliates, Inc.                                       6,800          290,274             239,972
   Schlumberger Limited                                        14,300          696,635             785,785
                                                                           -------------------------------
                                                                             2,401,734           2,136,381
                                                                           -------------------------------
INTERACTIVE MEDIA (15.4%)
----------------------------------------------------------------------------------------------------------
   Comcast Corporation - Class A(b)                             8,200          291,732             295,200
   Concurrent Computer Corporation(b)                          22,400          287,543             332,640
   EchoStar Communications Corporation - Class A(b)             9,700          358,900             266,459
   Gemstar-TV Guide International, Inc.(b)                     17,300          627,263             479,210
   General Motors Corporation - Class H(b)                     30,800          740,839             475,860
                                                                           -------------------------------
                                                                             2,306,277           1,849,369
                                                                           -------------------------------
MEDICAL DEVICES/DRUGS (15.5%)
----------------------------------------------------------------------------------------------------------
   Align Technology, Inc.(b)                                   36,600          173,905             164,700
   Pfizer Inc.                                                  6,400          287,187             255,040
   Pharmacia Corporation                                        9,100          374,941             388,115
   Schering-Plough Corporation                                 12,300          448,354             440,463
   Stericycle, Inc.(b)                                         10,000          596,250             608,800
                                                                           -------------------------------
                                                                             1,880,637           1,857,118
                                                                           -------------------------------
MISCELLANEOUS (3.8%)
----------------------------------------------------------------------------------------------------------
   American Express Company(d)                                  6,700          202,432             239,123
   Weight Watchers International, Inc.(b)                       6,500          224,979             219,830
                                                                           -------------------------------
                                                                               427,411             458,953
                                                                           -------------------------------
RESTAURANTS (3.2%)
----------------------------------------------------------------------------------------------------------
   Famous Dave's of America, Inc.(b)(e)                        52,500          332,200             383,775
                                                                           -------------------------------
                                                                               332,200             383,775
                                                                           -------------------------------

See accompanying notes to schedule of investments.                             5

                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (continued)                            December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (concluded)

Industry Description and Issue                       Number of Shares             Cost     Market Value(a)
----------------------------------------------------------------------------------------------------------
RETAIL (6.5%)
----------------------------------------------------------------------------------------------------------
   AutoZone, Inc.(b)                                            4,700      $   343,382         $   337,460
   Target Corporation                                          10,600          256,352             435,130
                                                                          --------------------------------
                                                                               599,734             772,590
                                                                          --------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (3.4%)
----------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc.(b)(d)                           28,400          519,232             408,108
                                                                          --------------------------------
                                                                               519,232             408,108
                                                                          --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.7%)
----------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. - Class A(b)                    25,900          251,236             283,864
   XM Satellite Radio Holdings Inc.(b)                          8,800          168,377             161,568
                                                                          --------------------------------
                                                                               419,613             445,432
                                                                          --------------------------------

TOTAL COMMON STOCKS (96.3%)                                                 12,531,018          11,548,641
                                                                          ================================

CALL OPTIONS PURCHASED

Contracts (100 shares per contract)                                               Cost     Market Value(a)
----------------------------------------------------------------------------------------------------------
   18 Schering-Plough Corporation
      Expiration February 2002
      Exercise Price $40.00                                                        918                 990
                                                                          --------------------------------
TOTAL CALL OPTIONS PURCHASED (0.0%)                                                918                 990
                                                                          --------------------------------


6                             See accompanying notes to schedule of investments.

                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2001
--------------------------------------------------------------------------------

CONVERTIBLE BONDS

Industry Description and Issue                       Principal Amount             Cost     Market Value(a)
----------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.1%)
----------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000%, due 06/01/2011,
   convertible into NXTL common stock                        $497,000      $   489,646         $   373,371
                                                                          --------------------------------

TOTAL CONVERTIBLE BONDS (3.1%)                                                 489,646             373,371
                                                                          ================================
REPURCHASE AGREEMENT (2.1%)
----------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 1.25%
   acquired on 12/31/01 and due 1/2/02 with proceeds of
   $256,018 collateralized by $284,701 FHLMC, 6.000%,
   due 5/1/16, value including accrued interest, $261,129.    256,000          256,000             256,000
                                                                          --------------------------------

TOTAL SHORT-TERM SECURITIES (2.1%)                                             256,000             256,000
                                                                          ================================
   Total investments in securities (101.5%)                                $13,277,582(c)       12,179,002
                                                                          ============
   Liabilities in excess of other assets (-1.5%)                                                  (180,163)
                                                                                              ------------

NET ASSETS (100.0%)                                                                            $11,998,839
                                                                                              ============

  Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at December 31, 2001, was $13,936,637. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

        ------------------------------------------------------------------
        Gross unrealized appreciation                          $   785,427
        Gross unrealized depreciation                           (2,543,062)
                                                               -----------
        Net unrealized depreciation                            $(1,757,635)
        ------------------------------------------------------------------

    (d) Securities pledged, with a market value of $1,486,911, as collateral for short sales entered into as of December 31, 2001:

                  CONTRACTS                 ISSUE             MARKET VALUE
        ------------------------------------------------------------------
        2,000                         Research In Motion       $ 47,440
        3,000                         Surmodics Inc.            109,380
        ------------------------------------------------------------------
        Total (Proceeds - $140,595)                            $156,820
        ==================================================================

    (e) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of American Eagle Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended December 31, 2001.

        The activity for investments in Common Stocks of Affiliates is as follows:

                                     BEGINNING   PURCHASE    SALES      ENDING    DIVIDEND  NET REALIZED
          DESCRIPTION                   COST       COST       COST       COST      INCOME   GAINS/LOSSES
          ----------------------------------------------------------------------------------------------
          Famous Dave's of America  $       --   $354,750   $22,550   $  332,200    $  --      $24,351
          Immersion Corporation      1,069,200     26,750        --    1,095,950       --           --
          ----------------------------------------------------------------------------------------------
          Total                     $1,069,200   $381,500   $22,550   $1,428,150    $  --      $24,351
          ----------------------------------------------------------------------------------------------

        ADR - American Depositary Receipt


See accompanying notes to financial statements.                                7

JUNDT ASSOCIATES' APPROACH TO INVESTING: TWENTY FUND


THE TWENTY FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE LONG-TERM CAPITAL appreciation by investing in a more concentrated portfolio of approximately, but not less than, 20 stocks of primarily American growth companies, without regard to their size. In selecting investments for the Fund's portfolio, Jundt Associates employes a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. Because this Fund is a non-diversified Fund, Jundt Associates may, with respect to 50% of the assets of the Fund, use broad investment discretion in the pursuit of the investment objective. However, investment company regulations require that at least 50% of the Fund's assets must be fully diversified. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                  [PIE CHART]

                   Short-Term Securities/Liabilities
                           in excess of Other Assets   15.6%
                                       Biotechnology   12.2%
                                               Cable    3.5%
                          Computer Services/Software    9.7%
                                              Energy    7.8%
                                   Interactive Media   16.2%
                               Medical Devices/Drugs    9.1%
                                       Miscellaneous    2.1%
                                         Restaurants   11.2%
                                              Retail    5.0%
                   Telecommunications Infrastructure    4.7%
                 Wireless/Telecommunication Services    2.9%

PERFORMANCE DATA: AMERICAN EAGLE TWENTY FUND

--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

                     AMERICAN                            LIPPER CAPITAL
                   EAGLE TWENTY       RUSSELL 1000        APPRECIATION
                      FUND(1)        GROWTH INDEX(2)      FUND INDEX(3)
                      -------        ---------------      -------------

     12/31/01         $12,649            $6,172              $7,321


       AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2001)
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                                                                  SINCE
                                                     1-YEAR    INCEPTION(4)
     ----------------------------------------------------------------------
     AMERICAN EAGLE TWENTY FUND                     (15.47)%      12.44%
     ----------------------------------------------------------------------
     RUSSELL 1000 GROWTH INDEX                      (20.42)      (21.34)
     ----------------------------------------------------------------------
     LIPPER CAPITAL APPRECIATION FUND INDEX         (15.92)      (14.02)
     ----------------------------------------------------------------------

(1)Total return is based on a hypothetical investment at the Fund's inception on December 30, 1999. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 30, 1999.

(3)The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. Inception date for index data is December 30, 1999.

(4)Inception date is December 30, 1999, for both the Fund's shares and for index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                       Number of Shares             Cost     Market Value(a)
----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (12.2%)
----------------------------------------------------------------------------------------------------------
   Genentech, Inc.(b)                                             800       $   34,912          $   43,400
   Immunex Corporation(b)                                       7,800          302,738             216,138
   Kos Pharmaceuticals, Inc.(b)                                 8,900          305,473             307,940
   Sepracor Inc.(b)                                             7,700          475,349             439,362
                                                                           -------------------------------
                                                                             1,118,472           1,006,840
                                                                           -------------------------------
CABLE (3.5%)
----------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. - Class A(b)                   17,500          321,524             287,525
                                                                           -------------------------------
                                                                               321,524             287,525
                                                                           -------------------------------
COMPUTER SERVICES/SOFTWARE (9.7% )
----------------------------------------------------------------------------------------------------------
   Immersion Corporation(b)(d)                                 33,100          582,325             223,048
   Intuit Inc.(b)                                               4,100          134,733             175,398
   Microsoft Corporation(b)                                     6,100          324,306             404,125
                                                                           -------------------------------
                                                                             1,041,364             802,571
                                                                           -------------------------------
ENERGY (7.8%)
----------------------------------------------------------------------------------------------------------
   GlobalSantaFe Corporation                                    5,100          180,561             145,452
   Schlumberger Limited                                         9,100          591,565             500,045
                                                                           -------------------------------
                                                                               772,126             645,497
                                                                           -------------------------------
INTERACTIVE MEDIA (16.2%)
----------------------------------------------------------------------------------------------------------
   Comcast Corporation - Class A(b)                             5,600          199,229             201,600
   Concurrent Computer Corporation (b)                         15,400          176,846             228,690
   EchoStar Communications Corporation - Class A(b)             9,000          333,252             247,230
   Gemstar-TV Guide International, Inc.(b)                     12,100          464,420             335,170
   General Motors Corporation - Class H(b)                     21,000          505,117             324,450
                                                                           -------------------------------
                                                                             1,678,864           1,337,140
                                                                           -------------------------------
MEDICAL DEVICES/DRUGS (9.1%)
----------------------------------------------------------------------------------------------------------
   Pfizer Inc.                                                  4,100          183,979             163,385
   Pharmacia Corporation                                        6,300          281,096             268,695
   Schering-Plough Corporation                                  8,900          324,605             318,709
                                                                           -------------------------------
                                                                               789,680             750,789
                                                                           -------------------------------
MISCELLANEOUS (2.1%)
----------------------------------------------------------------------------------------------------------
   American Express Company                                     4,800          144,958             171,312
                                                                           -------------------------------
                                                                               144,958             171,312
                                                                           -------------------------------
RESTAURANTS (11.2%)
----------------------------------------------------------------------------------------------------------
   Famous Dave's of America, Inc.(b)(d)                        79,800          318,419             583,338
   Starbucks Corporation(b)                                    17,700          336,864             337,185
                                                                           -------------------------------
                                                                               655,283             920,523
                                                                           -------------------------------
RETAIL (5.0%)
----------------------------------------------------------------------------------------------------------
   Wal-Mart Stores, Inc.                                        7,100          369,778             408,605
                                                                           -------------------------------
                                                                               369,778             408,605
                                                                           -------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.7%)
----------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc.(b)                              26,700          505,131             383,679
                                                                           -------------------------------
                                                                               505,131             383,679
                                                                           -------------------------------

TOTAL COMMON STOCKS (81.5%)                                                  7,397,180           6,714,481
                                                                           ===============================


10                            See accompanying notes to schedule of investments.

                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2001
--------------------------------------------------------------------------------

CONVERTIBLE BONDS

Industry Description and Issue                       Principal Amount             Cost     Market Value(a)
----------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (2.9%)
----------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000%, due 06/01/2011,
   convertible into NXTL common stock                      $  325,000       $  317,351          $  244,156
                                                                           -------------------------------

TOTAL CONVERTIBLE BONDS (2.9%)                                                 317,351             244,156
                                                                           ===============================
REPURCHASE AGREEMENT (17.6%)
----------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 1.25%
   acquired on 12/31/01 and due 1/2/02 with proceeds of
   $1,447,100 collateralized by $1,609,228 FHLMC,
   6.000%, due 5/1/16, value including accrued interest,
   $1,475,991.                                              1,447,000        1,447,000           1,447,000
                                                                           -------------------------------

TOTAL SHORT-TERM SECURITIES (17.6%)                                          1,447,000           1,447,000
                                                                           ===============================
   Total investment in securities (102.0%)                                  $9,161,531(c)        8,405,637
                                                                           ===========
   Liabilities in excess of other assets (-2.0%)                                                  (163,655)
                                                                                               -----------

NET ASSETS (100.0%)                                                                             $8,241,982
                                                                                               ===========

  Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at December 31, 2001, was $9,345,993. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

        ------------------------------------------------------------------
        Gross unrealized appreciation                          $   514,998
        Gross unrealized depreciation                           (1,455,354)
                                                               -----------
        Net unrealized depreciation                            $  (940,356)
        ------------------------------------------------------------------

    (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of American Eagle Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended December 31, 2001.

        The activity for investments in Common Stocks of Affiliates is as follows:

                                     BEGINNING   PURCHASE    SALES      ENDING    DIVIDEND  NET REALIZED
          DESCRIPTION                   COST       COST       COST       COST      INCOME   GAINS/LOSSES
          ----------------------------------------------------------------------------------------------
          Famous Dave's of America  $       --   $432,719   $114,300   $318,419     $  --    $ 198,003
          Heartport, Inc.              692,212         --    692,212         --        --     (259,189)
          Immersion Corporation        559,978     22,347         --    582,325        --           --
          ----------------------------------------------------------------------------------------------
          Total                     $1,252,190   $455,066   $806,512    900,744     $  --    $ (61,186)
          ----------------------------------------------------------------------------------------------

     ADR - American Depositary Receipt


See accompanying notes to financial statements.                               11

JUNDT ASSOCIATES' APPROACH TO INVESTING: AMERICAN EAGLE LARGE-CAP GROWTH FUND


THE LARGE-CAP GROWTH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE LONG-TERM capital appreciation by investing in a core portfolio of 30 to 50 stocks of primarily large American growth companies. Emphasis is placed on the fundamental prospects of individual companies rather than macroeconomic trends. Within these parameters, the Fund seeks to invest in the companies that we believe to be among the fastest growing in America. Particular emphasis is placed on companies that we believe will have relatively high revenue growth rates. The Fund may sell securities short, invest in options and futures contracts and leverage the portfolio in an attempt to achieve its objective. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF DECEMBER 31, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                  [PIE CHART]

                           Medical Devices/Drugs   16.9%
                                   Miscellaneous    4.3%
                                     Restaurants    4.0%
                                          Retail   10.7%
               Telecommunications Infrastructure    4.2%
             Wireless/Telecommunication Services    4.3%
               Short-Term Securities/Liabilities
                       in excess of Other Assets   16.5%
                                   Biotechnology    4.9%
                                           Cable    3.5%
                               Computer Hardware    1.7%
                      Computer Services/Software    6.8%
                                          Energy   12.5%
                               Interactive Media    9.7%

PERFORMANCE DATA: AMERICAN EAGLE LARGE-CAP GROWTH FUND

--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

                  AMERICAN EAGLE                      LIPPER LARGE CAP
                 LARGE-CAP GROWTH    RUSSELL 1000       GROWTH FUND
                     FUND(1)        GROWTH INDEX(2)       INDEX(3)
                     -------        ---------------       --------

     12/31/01        $9,010             $7,957             $7,613


       AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2001)
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                                                                  SINCE
                                                     1-YEAR    INCEPTION(4)
     ----------------------------------------------------------------------
     AMERICAN EAGLE LARGE-CAP GROWTH FUND            (9.90)%      (9.82)%
     ----------------------------------------------------------------------
     RUSSELL 1000 GROWTH INDEX                      (20.42)      (20.42)
     ----------------------------------------------------------------------
     LIPPER LARGE CAP GROWTH FUND INDEX             (23.87)      (23.76)
     ----------------------------------------------------------------------

(1)Total return is based on a hypothetical investment at the Fund's inception on December 29, 2000. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 29, 2000.

(3)The Lipper Large Cap Growth Fund Index measures the composite performance of the 30 largest "large cap growth" mutual funds as categorized by Lipper Analytical Services, Inc. Lipper Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. Inception date for index data is December 29, 2000.

(4)Inception date is December 29, 2000, for both the Fund's shares and for index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

                                            American Eagle Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS                                        December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                       Number of Shares             Cost     Market Value(a)
----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (4.9%)
----------------------------------------------------------------------------------------------------------
   Amgen Inc.(b)                                                1,700       $  104,021          $   95,948
   Genentech, Inc.(b)                                           1,100           48,004              59,675
   Sepracor Inc.(b)                                             6,500          366,891             370,890
                                                                           -------------------------------
                                                                               518,916             526,513
                                                                           -------------------------------
CABLE (3.5%)
----------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. - Class A(b)                   23,100          427,436             379,533
                                                                           -------------------------------
                                                                               427,436             379,533
                                                                           -------------------------------
COMPUTER HARDWARE (1.7%)
----------------------------------------------------------------------------------------------------------
   Intel Corporation                                            5,800          178,609             182,410
                                                                           -------------------------------
                                                                               178,609             182,410
                                                                           -------------------------------
COMPUTER SERVICES/SOFTWARE (6.8%)
----------------------------------------------------------------------------------------------------------
   Intuit Inc.(b)(d)                                            5,300          189,475             226,734
   Microsoft Corporation(b)(d)                                  7,600          405,214             503,500
                                                                           -------------------------------
                                                                               594,689             730,234
                                                                           -------------------------------
ENERGY (12.5%)
----------------------------------------------------------------------------------------------------------
   BJ Services Company(b)                                      13,000          503,663             421,850
   GlobalSantaFe Corporation                                    6,650          160,300             189,658
   Schlumberger Limited                                        11,600          769,849             637,420
   Smith International, Inc.(b)                                 1,900          126,259             101,878
                                                                           -------------------------------
                                                                             1,560,071           1,350,806
                                                                           -------------------------------
INTERACTIVE MEDIA (9.7%)
----------------------------------------------------------------------------------------------------------
   Comcast Corporation - Class A(b)                             7,300          259,797             262,800
   Gemstar-TV Guide International, Inc.(b)                     16,300          526,507             451,510
   General Motors Corporation - Class H(b)                     21,300          437,488             329,085
                                                                           -------------------------------
                                                                             1,223,792           1,043,395
                                                                           -------------------------------
MEDICAL DEVICES/DRUGS (16.9%)
----------------------------------------------------------------------------------------------------------
   Novartis AG - ADR                                           13,000          507,571             474,500
   Pfizer Inc.                                                  5,400          242,314             215,190
   Pharmacia Corporation                                        8,200          383,037             349,730
   Schering-Plough Corporation                                 11,000          400,876             393,910
   St. Jude Medical, Inc.(b)                                    5,000          345,224             388,250
                                                                           -------------------------------
                                                                             1,879,022           1,821,580
                                                                           -------------------------------
MISCELLANEOUS (4.3%)
----------------------------------------------------------------------------------------------------------
   American Express Company(d)                                  7,600          228,456             271,244
   Weight Watchers International, Inc.(b)                       5,700          197,289             192,774
                                                                           -------------------------------
                                                                               425,745             464,018
                                                                           -------------------------------
RESTAURANTS (4.0%)
----------------------------------------------------------------------------------------------------------
   Starbucks Corporation(b)                                    22,800          465,756             434,340
                                                                           -------------------------------
                                                                               465,756             434,340
                                                                           -------------------------------
RETAIL (10.7%)
----------------------------------------------------------------------------------------------------------
   AutoZone, Inc.(b)                                            4,100          225,171             294,380
   Walgreen Co.                                                10,000          346,265             336,600
   Wal-Mart Stores, Inc.                                        9,100          472,468             523,705
                                                                           -------------------------------
                                                                             1,043,904           1,154,685
                                                                           -------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.2%)
----------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc.(b)                              31,400          667,515             451,218
                                                                           -------------------------------
                                                                               667,515             451,218
                                                                           -------------------------------

TOTAL COMMON STOCKS (79.2%)                                                  8,985,455           8,538,732
                                                                           ===============================


14                            See accompanying notes to schedule of investments.

                                            American Eagle Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (concluded)                            December 31, 2001
--------------------------------------------------------------------------------

CONVERTIBLE BONDS


Industry Description and Issue                       Principal Amount             Cost     Market Value(a)
----------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (4.3%)
----------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000%, due 06/01/2011,
   convertible into NXTL common stock                      $  616,000      $   533,280        $    462,770
                                                                          --------------------------------

TOTAL CONVERTIBLE BONDS (4.3%)                                                 533,280             462,770
                                                                          ================================
REPURCHASE AGREEMENT (16.6%)
----------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 1.25%
   acquired on 12/31/01 and due 1/2/02 with proceeds of
   $1,791,124 collateralized by $1,991,795 FHLMC,
   6.000%, due 5/1/16, value including accrued interest,
   $1,826,883.                                              1,791,000        1,791,000           1,791,000
                                                                          --------------------------------

TOTAL SHORT-TERM SECURITIES (16.6%)                                          1,791,000           1,791,000
                                                                          ================================
   Total investments in securities (100.1%)                                $11,309,735(c)       10,792,502
                                                                          ============
   Liabilities in excess of other assets (-0.1%)                                                    (5,226)
                                                                                              ------------

NET ASSETS (100.0%)                                                                            $10,787,276
                                                                                              ============

  Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at December 31, 2001, was $11,563,297. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

        ------------------------------------------------------------------
        Gross unrealized appreciation                          $   442,616
        Gross unrealized depreciation                           (1,213,411)
                                                               -----------
        Net unrealized depreciation                            $  (770,795)
        ------------------------------------------------------------------

  (d) Cash in the amount of $165,000, pledged as initial margin deposit for long futures contracts entered into as of December 31, 2001:

                                                               UNREALIZED
        CONTRACTS           ISSUE            MARKET VALUE     DEPRECIATION
        ------------------------------------------------------------------
        10          NASDAQ 100 - Mar 2002     $1,583,500       $(55,575)
        ------------------------------------------------------------------
        10          Total                     $1,583,500       $(55,575)
        ------------------------------------------------------------------

        ADR - American Depositary Receipt


See accompanying notes to financial statements.                               15

FINANCIAL STATEMENTS                                           December 31, 2001
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                    American Eagle       American Eagle    American Eagle
                                                                Capital Appreciation        Twenty        Large-Cap Growth
                                                                        Fund                 Fund                Fund
--------------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at
    market value including repurchase agreements of
    $256,000, $1,447,000 and $1,791,000, respectively
    (identified cost: $11,849,432, $8,260,787 and
    $11,309,735, respectively)                                      $ 11,361,261         $  7,599,251         $ 10,792,502
   Investment in securities of affiliated issuers, at market
    value (identified cost: $1,428,150, $900,744 and
    $0, respectively)                                                    817,741              806,386                   --
   Cash                                                                      293                  477              165,617
   Receivable for securities sold                                        237,013                3,060                   --
   Receivable for capital shares sold                                      2,000                   --                   --
   Receivable from brokers for proceeds on securities
    sold short                                                           601,580                   --                   --
   Dividends and interest receivable                                       5,454                4,044                6,170
   Prepaid expenses and other assets                                      15,196               15,256               13,233
                                                                ----------------------------------------------------------
    Total Assets                                                      13,040,538            8,428,474           10,977,522
                                                                ----------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------------
   Common stocks sold short, at market value
    (proceeds -- $140,595, $0, and $0, respectively)                     156,820                   --                   --
   Payable for securities purchased                                      757,408               76,534              102,046
   Payable for capital shares redeemed                                    78,550               67,078                   --
   Payable for futures contract                                               --                   --               40,500
   Payable to Adviser                                                     13,037                8,948               11,712
   Interest payable                                                           41                   --                    2
   Accrued expenses and other liabilities                                 35,843               33,932               35,986
                                                                ----------------------------------------------------------
    Total Liabilities                                                  1,041,699              186,492              190,246
                                                                ----------------------------------------------------------
   Net assets applicable to outstanding capital stock               $ 11,998,839         $  8,241,982         $ 10,787,276
                                                                ==========================================================
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------------
   Capital stock (par value $.01 per share - authorized
    10 billion shares; outstanding: 1,702,703, 1,149,091
    and 1,197,137 shares, respectively)                             $ 17,748,191         $ 11,217,972         $ 12,069,112
   Accumulated net realized gain (loss) on investments
    (note 2)                                                          (4,634,547)          (2,220,096)            (709,028)
   Net unrealized appreciation (depreciation) on:
     Investments                                                      (1,098,580)            (755,894)            (517,233)
     Short sale positions                                                (16,225)                  --
     Written options                                                          --                   --                   --
     Futures contracts                                                        --                   --              (55,575)
                                                                ----------------------------------------------------------
    Total, representing net assets applicable to
      outstanding capital stock                                     $ 11,998,839         $  8,241,982         $ 10,787,276
                                                                ----------------------------------------------------------
   Net Asset Value, Redemption Price and Offering
    Price Per Share                                                 $       7.05         $       7.17         $       9.01
                                                                ==========================================================



--------------------------------------------------------------------------------
16                           See accompanying notes to the financial statements.

FINANCIAL STATEMENTS (continued)                    Year ended December 31, 2001
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                               American Eagle     American Eagle     American Eagle
                                                           Capital Appreciation      Twenty         Large-Cap Growth
                                                                   Fund               Fund                 Fund
--------------------------------------------------------------------------------------------------------------------
INCOME
--------------------------------------------------------------------------------------------------------------------
   Interest                                                      $    81,907         $    42,687         $    76,959
   Dividends                                                          41,823              20,940              32,184
                                                           ---------------------------------------------------------
                                                                     123,730              63,627             109,143
                                                           ---------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------------
   Investment adviser fee                                            178,142             112,465             138,373
   Registration fee                                                   22,424              22,225              20,484
   Administration fee                                                 24,982              24,985              25,031
   Fund accounting fee                                                31,270              31,985              31,169
   Audit fees                                                         17,958              17,709              19,201
   Legal fees                                                          4,716               1,452              13,719
   Transfer agent fees and expenses                                   16,432              13,947              15,624
   Custodian fee                                                      11,100              11,305              10,421
   Reports to shareholders                                             6,658               4,135               8,951
   Directors' fees                                                     6,396               4,028               4,337
   Other                                                              11,009              11,411               5,763
                                                           ---------------------------------------------------------
    Total expenses before interest expense                           331,087             255,647             293,073
   Interest expense                                                    8,429               5,137               4,119
                                                           ---------------------------------------------------------
    Total expenses after interest expense                            339,516             260,784             297,192
                                                           ---------------------------------------------------------
   Net investment loss                                           $  (215,786)        $  (197,157)        $  (188,049)
                                                           ---------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
     Long transactions (including gain (loss) on sale of
      affiliated issuers of $24,351, ($61,186) and $0,
      respectively)                                               (5,042,847)         (2,016,289)         (2,248,357)
     Short sale transactions                                            (235)             79,726              28,679
     Written options transactions                                     (2,493)             10,498              10,869
     Futures contracts closed                                        865,657            (163,374)          1,499,781
                                                           ---------------------------------------------------------
      Net realized gain (loss)                                    (4,179,918)         (2,089,439)           (709,028)
                                                           ---------------------------------------------------------
   Change in unrealized appreciation (depreciation) on:
     Long transactions (including appreciation
      (depreciation) due to investments of affiliated
      issuers of $(610,409), $354,885 and $0,
      respectively)                                                1,132,704             799,703            (517,233)
     Short sale transactions                                         (23,636)                 --                  --
     Futures contracts                                               (71,952)                 --             (55,575)
                                                           ---------------------------------------------------------
      Net change in unrealized gain (loss)                         1,037,116             799,703            (572,808)
                                                           ---------------------------------------------------------
   Net realized and unrealized gain (loss) on investments         (3,142,802)         (1,289,736)         (1,281,836)
                                                           ---------------------------------------------------------
   Net decrease in net assets resulting from operations          $(3,358,588)        $(1,486,893)        $(1,469,885)
                                                           =========================================================


--------------------------------------------------------------------------------
See accompanying notes to the financial statements.                           17

FINANCIAL STATEMENTS (continued)                               December 31, 2001
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        American Eagle Capital Appreciation Fund
                                                                        ----------------------------------------
                                                                                Year Ended          Year Ended
                                                                                 12/31/01            12/31/00
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
   Net investment loss                                                         $   (215,786)        $   (178,553)
   Net realized gain (loss) on investment transactions                           (4,179,918)           7,998,661
   Net change in unrealized appreciation (depreciation)                           1,037,116           (2,151,921)
                                                                        ----------------------------------------
   Net increase (decrease) in net assets resulting from operations               (3,358,588)           5,668,187
                                                                        ----------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
   From net realized gains                                                       (1,547,176)          (6,727,752)
                                                                        ----------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                  7,282,534            8,922,193
   Distributions reinvested                                                       1,545,132            6,676,382
   Cost of shares redeemed                                                       (4,967,332)          (1,569,227)
                                                                        ----------------------------------------
   Net increase in net assets resulting from capital share transactions           3,860,334           14,029,348
                                                                        ----------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                       (1,045,430)          12,969,783
   Net assets at beginning of period                                             13,044,269               74,486
                                                                        ----------------------------------------
   Net assets at end of period                                                 $ 11,998,839         $ 13,044,269
                                                                        ========================================
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
   Shares sold                                                                      718,891              788,618
   Shares issued for dividends reinvested                                           224,257              673,022
   Shares redeemed                                                                 (572,553)            (136,982)
                                                                        ----------------------------------------
   Net increase in shares outstanding                                               370,595            1,324,658
                                                                        ========================================


--------------------------------------------------------------------------------
18                           See accompanying notes to the financial statements.

FINANCIAL STATEMENTS (continued)                               December 31, 2001
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 American Eagle Twenty Fund
                                                                          ------------------------------------
                                                                               Year Ended         Year Ended
                                                                                12/31/01           12/31/00
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
   Net investment loss                                                         $  (197,157)        $  (191,154)
   Net realized gain (loss) on investment transactions                          (2,089,439)          4,428,294
   Net change in unrealized appreciation (depreciation)                            799,703          (1,555,597)
                                                                          ------------------------------------
   Net increase (decrease) in net assets resulting from operations              (1,486,893)          2,681,543
                                                                          ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
   From net realized gains                                                        (761,292)         (3,606,550)
                                                                          ------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                 2,446,279           6,596,450
   Distributions reinvested                                                        760,826           3,581,865
   Cost of shares redeemed                                                        (668,251)         (1,376,481)
                                                                          ------------------------------------
   Net increase in net assets resulting from capital share transactions          2,538,854           8,801,834
                                                                          ------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
   Total increase in net assets                                                    290,669           7,876,827
   Net assets at beginning of period                                             7,951,313              74,486
                                                                          ------------------------------------
   Net assets at end of period                                                 $ 8,241,982         $ 7,951,313
                                                                          ====================================
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
   Shares sold                                                                     277,229             618,840
   Shares issued for dividends reinvested                                          108,534             359,986
   Shares redeemed                                                                 (86,630)           (136,318)
                                                                          ------------------------------------
   Net increase in shares outstanding                                              299,133             842,508
                                                                          ====================================


--------------------------------------------------------------------------------
See accompanying notes to the financial statements.                           19

FINANCIAL STATEMENTS (continued)                               December 31, 2001
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   American Eagle
                                                                               Large-Cap Growth Fund
                                                                               ---------------------
                                                                                     Year Ended
                                                                                     12/31/01
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
   Net investment loss                                                                  $   (188,049)
   Net realized gain (loss) on investment transactions                                      (709,028)
   Net change in unrealized appreciation (depreciation)                                     (572,808)
                                                                               ---------------------
   Net increase (decrease) in net assets resulting from operations                        (1,469,885)
                                                                               ---------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
   From net realized gains                                                                        --
                                                                               ---------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                          12,793,437
   Distributions reinvested                                                                       --
   Cost of shares redeemed                                                                  (536,286)
                                                                               ---------------------
   Net increase in net assets resulting from capital share transactions                   12,257,151
                                                                               ---------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
   Total increase in net assets                                                           10,787,266
   Net assets at beginning of period                                                              10
                                                                               ---------------------
   Net assets at end of period                                                          $ 10,787,276
                                                                               =====================
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
   Shares sold                                                                             1,262,972
   Shares issued for dividends reinvested                                                         --
   Shares redeemed                                                                           (65,836)
                                                                               ---------------------
   Net increase in shares outstanding                                                      1,197,136
                                                                               =====================


--------------------------------------------------------------------------------
20                           See accompanying notes to the financial statements.

FINANCIAL STATEMENTS (concluded)                    Year ended December 31, 2001
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

                                            American Eagle                   American Eagle                 American Eagle
                                      Capital Appreciation Fund               Twenty Fund               Large-Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
----------------------------------------------------------------------------------------------------------------------------------
   Sales of capital shares           $  7,282,534                      $  2,446,279                  $ 12,793,437
   Repurchases of capital shares       (4,967,332)                         (668,251)                     (536,286)
   Distributions paid in cash*             (2,044)                             (466)                           --
   Net change in
    receivables/payables related to
    capital share transactions           (982,450)                       (1,021,519)                           --
                                     ------------                      ------------                  ------------
   Cash provided by capital share
    transactions                        1,330,708                           756,043                    12,257,151
   Net borrowings                              --                                --                            --
                                     ------------                      ------------                  ------------
                                                     $ 1,330,708                       $ 756,043                      $ 12,257,151
                                                     -----------                       ---------                      ------------
CASH PROVIDED (USED) BY OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
   Purchases of investments           (54,982,745)                      (16,949,824)                  (35,986,650)
   Proceeds from sales of
    investments                        48,691,108                        16,517,376                    24,220,573
   Change in short-term
    investments                         4,167,206                          (118,752)                     (165,715)
   Net investment loss                   (215,786)                         (197,157)                     (188,049)
   Net change in
    receivables/payables related to
    operations                             58,381                           (11,543)                       28,297
                                     ------------                      ------------                  ------------
                                                      (2,281,836)                       (759,900)                      (12,091,544)
                                                     -----------                       ---------                      ------------
   Net increase (decrease) in cash                      (951,128)                         (3,857)                          165,607
   Cash, beginning of year                               951,421                           4,334                                10
                                                     -----------                       ---------                      ------------
   Cash, end of year                                 $       293                       $     477                      $    165,617
                                                     ===========                       =========                      ============
   *Net of reinvestment of
    dividends of:                                    $ 1,545,132                       $ 760,826                      $         --
   Supplemental information:
    Cash paid for interest                           $     9,345                       $   7,373                      $      4,117

----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
See accompanying notes to the financial statements.                           21

NOTES TO FINANCIAL STATEMENTS                                  December 31, 2001
--------------------------------------------------------------------------------

1. ORGANIZATION
American Eagle Capital Appreciation Fund ("Capital Appreciation Fund"), American Eagle Twenty Fund ("Twenty Fund") and American Eagle Large-Cap Growth Fund ("Large-Cap Growth Fund") (each, a "Fund" or collectively, the "Funds") are separate non-diversified investment portfolios and series of capital stock of American Eagle Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Capital Appreciation Fund and Twenty Fund commenced operations on December 30, 1999. The Large-Cap Growth Fund commenced operations on December 29, 2000. Jundt Associates, Inc. serves as the investment adviser (the "Adviser") and is responsible for managing the Funds' portfolio of securities.

The investment objective and strategy of each Fund is as follows:

o Capital Appreciation Fund's objective is capital appreciation. The Fund will maintain a core portfolio of 30 to 50 stocks of primarily American growth companies without regard to their size. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that the market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

o Twenty Fund's objective is capital appreciation. The Fund will maintain a more concentrated portfolio of approximately, but not less than, 20 stocks of primarily American growth companies without regard to their size. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

o Large-Cap Growth Fund's objective is capital appreciation. The Fund will maintain a core portfolio of approximately 30 to 50 stocks of primarily large American growth companies. These include companies that comprise the Russell 1000 Growth Index (which currently have market capitalizations which average approximately $14.1 billion and range from approximately $1.6 billion up). However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the Funds are as follows:

ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES
Expenses incurred by the Company in connection with the organization and the initial public offering of shares of the Funds were expensed as incurred. These expenses were advanced by the Adviser and were subsequently reimbursed by the Funds. Prepaid initial registration expenses are deferred and amortized over twelve months commencing with operations.

INITIAL PUBLIC OFFERINGS
The Funds may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Funds may not experience similar performance as their assets grow.

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, are valued at amortized cost, which approximates market value.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of their net investment and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

On the statements of assets and liabilities, as a result of permanent book-to-tax differences, the following reclassifications were made. Capital Appreciation Fund -- Accumulated net investment loss has been decreased by $215,786, resulting in a reclassification adjustment to decrease accumulated net realized loss by $191 and decrease paid in capital by $215,977; Twenty Fund -- accumulated net investment loss has been decreased by $197,157, resulting in a reclassification adjustment to decrease accumulated net realized loss by $45 and decrease paid in capital by $197,202; Large-Cap Growth Fund -- accumulated net investment loss has been decreased by $188,049, resulting in a reclassification adjustment to decrease paid in capital by $188,049.

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2001
--------------------------------------------------------------------------------

Capital Appreciation Fund has a capital loss carry forward of $3,666,653 which will expire in the tax year ending December 31, 2009; Twenty Fund has a capital loss carry forward of $1,856,750 which will expire in the tax year ending December 31, 2009; and Large-Cap Growth Fund has a capital loss carry forward of $484,635 which will expire in the tax year ending December 31, 2009.

For tax purposes, the Funds have current year deferred post-October capital loss. This loss will be realized for tax purposes on the first day of the succeeding year. The Funds losses are as follows: Capital Appreciation Fund - $308,840; Twenty Fund - $178,885; and Large-Cap Growth Fund - $26,407.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security (U.S. Government securities) at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

The Funds may transfer uninvested cash balances into a joint trading account managed by Jundt Associates, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

The Funds together with other investment management companies having investment advisory agreements with Jundt Associates, Inc., have an interest in a $16,742,000 joint repurchase agreement dated December 31, 2001 with U.S. Bank, N.A., 1.25% due January 2, 2002. This joint repurchase agreement is collateralized by $18,619,000 FHLMC, 6.000%, due May 1, 2016, with market value of $17,077,425 as of December 31, 2001.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS
For hedging purposes, the Funds may purchase and sell put and call options on its portfolio securities to protect against changes in market prices and to generate additional investment returns.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS
The Funds may buy and sell index futures contracts and related options for hedging purposes and to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SHORT SALE TRANSACTIONS
The Funds may seek to hedge investments or realize additional gains through short sales. Short selling obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and/or other liquid securities sufficient to cover its short position.

DISTRIBUTION TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2001
--------------------------------------------------------------------------------

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses that are applicable to all of the Funds are allocated between the Funds on a pro rata basis.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS
For the year ended December 31, 2001, for Capital Appreciation Fund, Twenty Fund, and Large-Cap Growth Fund, the cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                                      Cost of         Proceeds
                                                     Purchases       from Sales
--------------------------------------------------------------------------------
Capital Appreciation Fund
   Long-term investment
    transactions                                    $54,982,745      $48,691,108
   Short sale transactions                          $ 9,392,240      $ 8,749,214
Twenty Fund
   Long-term investment
    transactions                                    $16,949,824      $16,517,376
   Short sale transactions                          $ 3,376,689      $ 3,456,415
Large-Cap Growth Fund
   Long-term investment
    transactions                                    $35,986,650      $24,220,573
   Short sale transactions                          $ 1,334,319      $ 1,362,998
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
Jundt Associates, Inc. is the investment adviser for the Funds. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For its services, the investment adviser receives from each Fund a monthly fee at an annual rate of 1.3% of each Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares.

In addition to the investment management fee, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses; administration fees; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; and other miscellaneous expenses.

For the year ended December 31, 2001, legal fees of $4,716 for Capital Appreciation Fund, $1,452 for Twenty Fund and $13,719 for Large-Cap Growth Fund were incurred with a law firm of which the secretary of the Funds is a partner.

Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor.

Each of the directors of American Eagle Funds, Inc. is also a director of other fund companies managed by the Investment Adviser. American Eagle Funds, Inc. and other fund companies managed by the Investment Adviser have agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" of any fund company managed by the Investment Adviser. In the aggregate, American Eagle Funds, Inc. and other fund companies managed by the Investment Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. No compensation is paid to officers or directors who are "interested persons" of American Eagle Funds, Inc. and other fund companies managed by the Investment Adviser.

5. BANK BORROWING
The Capital Appreciation Fund, Twenty Fund and Large-Cap Growth Fund entered into a joint Line of Credit Agreement with U.S. Bank, N.A., for an amount not to exceed jointly the lesser of $9,000,000 or one-third of the Fund's total assets. For the year ended December 31, 2001, the Capital Appreciation Fund's average daily balance of loans outstanding was $135,145 at a weighted average interest rate of 6.12%. The maximum amount of loans outstanding at any time during the period was $1,603,000 or 9.76% of total assets. The loans were collateralized by certain Capital Appreciation Fund investments. The Twenty Fund's average daily balance of loans outstanding was $68,800 at a weighted average interest rate of 7.03%. The maximum amount of loans outstanding at any time during the period was $1,541,000 or 15.68% of total assets. The loans were collateralized by certain Twenty Fund investments. The Large-Cap Growth Fund's average daily balance of loans outstanding was $61,866 at a weighted average interest rate of 6.56%. The maximum amount of loans outstanding at any time during the period was $1,283,000 or 9.89% of total assets. The loans were collateralized by certain Large-Cap Fund investments. There were no loan balances outstanding for the Capital Appreciation Fund, Twenty Fund or Large-Cap Growth Fund at December 31, 2001.

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2001
--------------------------------------------------------------------------------

6. OPTION CONTRACTS WRITTEN
The premium amount and number of option contracts written during the year ended December 31, 2001, were as follows:

                                                        Premium       Number of
                                                         Amount       Contracts
--------------------------------------------------------------------------------
Capital Appreciation Fund
   Options outstanding at
    December 31, 2000                                  $      --             --
   Options written                                       155,653            416
   Options closed                                       (149,331)          (340)
   Options exercised                                      (2,928)           (64)
   Options expired                                        (3,394)           (12)
                                                       ---------      ---------
   Options outstanding at
    December 31, 2001                                  $      --             --
                                                       =========      =========
Twenty Fund
   Options outstanding at
    December 31, 2000                                  $      --             --
   Options written                                        42,622            115
   Options closed                                        (40,366)          (107)
   Options exercised                                          --             --
   Options expired                                        (2,256)            (8)
                                                       ---------      ---------
   Options outstanding at
    December 31, 2001                                  $      --             --
                                                       =========      =========
Large-Cap Growth Fund
   Options outstanding at
    December 31, 2000                                  $      --             --
   Options written                                        53,820            147
   Options closed                                        (50,713)          (136)
   Options exercised                                          --             --
   Options expired                                        (3,107)           (11)
                                                       ---------      ---------
   Options outstanding at
    December 31, 2001                                  $      --             --
                                                       =========      =========

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2001
--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                  American Eagle Capital Appreciation Fund
                                                               ----------------------------------------------
                                                                                               For the Period
                                                                 Year Ended      Year Ended      12/30/99* -
                                                                  12/31/01        12/31/00         12/31/99
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                                              $  9.79          $ 10.00          $ 10.00
                                                               ----------------------------------------------
OPERATIONS
 Net investment loss                                                (0.14)           (0.25)              --
 Net realized and unrealized gains (losses) on investments          (1.57)            8.83               --
                                                               ----------------------------------------------
 Total from operations                                              (1.71)            8.58               --
                                                               ----------------------------------------------
DISTRIBUTIONS
 Distribution from net realized gains                               (1.03)           (8.79)              --
                                                               ----------------------------------------------
NET ASSET VALUE
 End of period                                                    $  7.05          $  9.79          $ 10.00
                                                               ==============================================
Total return(1)                                                    (17.17%)          84.67%            0.00%
Net assets at end of period (000s omitted)                        $11,999          $13,044          $    74

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net Expenses(2)                                                     2.42%            2.61%            6.96%(4)
 Gross Expenses(3)                                                   2.42%            2.61%          168.87%(4)
 Gross Expenses Including Interest Expense                           2.48%            2.63%             N/A

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Excluding interest expense, net of reimbursement                   (1.51%)          (1.54%)          (6.96%)(4)
 Excluding interest expense, before reimbursement                   (1.51%)          (1.54%)        (168.87%)(4)
 Including interest expense, before reimbursement                   (1.57%)          (1.56%)            N/A
Portfolio turnover rate                                               392%             557%               0%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.

(2)Excluding interest expense, net of reimbursement.

(3)Excluding interest expense, before reimbursement.

(4)Annualized.

  *Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2001
--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS (CONTINUED)
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                         American Eagle Twenty Fund
                                                              ----------------------------------------------
                                                                                              For the Period
                                                                Year Ended      Year Ended     12/31/99* -
                                                                 12/31/01        12/31/00        12/31/99
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                                              $ 9.35          $10.00          $10.00
                                                              ----------------------------------------------
OPERATIONS
 Net investment loss                                               (0.18)          (0.33)             --
 Net realized and unrealized gains (losses) on investments         (1.27)           5.64              --
                                                              ----------------------------------------------
 Total from operations                                             (1.45)           5.31              --
                                                              ----------------------------------------------
DISTRIBUTIONS
 Distribution from net realized gains                              (0.73)          (5.96)             --
                                                              ----------------------------------------------
NET ASSET VALUE
 End of period                                                    $ 7.17          $ 9.35          $10.00
                                                              ==============================================
Total return(1)                                                   (15.47%)         49.66%           0.00%
Net assets at end of period (000s omitted)                        $8,242          $7,951          $   74

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net Expenses(2)                                                    2.95%           2.93%           6.96%(4)
 Gross Expenses(3)                                                  2.95%           2.93%         168.87%(4)
 Gross Expenses Including Interest Expense                          3.01%           2.97%            N/A

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Excluding interest expense, net of reimbursement                  (2.22%)         (2.20%)         (6.96%)(4)
 Excluding interest expense, before reimbursement                  (2.22%)         (2.20%)       (168.87%)(4)
 Including interest expense, before reimbursement                  (2.28%)         (2.24%)           N/A
Portfolio turnover rate                                              212%            297%              0%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.

(2)Excluding interest expense, net of reimbursement.

(3)Excluding interest expense, before reimbursement.

(4)Annualized.

  *Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (continued)                      December 31, 2001
--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS (CONCLUDED)
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       American Eagle
                                                                   Large-Cap Growth Fund
                                                              ------------------------------
                                                                              For the Period
                                                                 Year Ended      12/29/00* -
                                                                  12/31/01        12/31/00
--------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                                              $ 10.00          $ 10.00
                                                              ------------------------------
OPERATIONS
 Net investment loss                                                (0.16)              --
 Net realized and unrealized gains (losses) on investments          (0.83)              --
                                                              ------------------------------
 Total from operations                                              (0.99)              --
                                                              ------------------------------
NET ASSET VALUE
 End of period                                                    $  9.01          $ 10.00
                                                              ==============================
Total return(1)                                                     (9.90%)           0.00%
Net assets at end of period (000s omitted)                        $10,787          $    --

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net Expenses(2)                                                     2.74%             N/A
 Gross Expenses(3)                                                   2.74%             N/A
 Gross Expenses Including Interest Expense                           2.78%             N/A

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Excluding interest expense, net of reimbursement                   (1.72%)            N/A
 Excluding interest expense, before reimbursement                   (1.72%)            N/A
 Including interest expense, before reimbursement                   (1.76%)            N/A
Portfolio turnover rate                                               276%               0%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.

(2)Excluding interest expense, net of reimbursement.

(3)Excluding interest expense, before reimbursement.

  *Commencement of operations.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
American Eagle Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of American Eagle Capital Appreciation Fund, American Eagle Twenty Fund and American Eagle Large-Cap Growth Fund (funds within American Eagle Funds, Inc.) as of December 31, 2001, and the related statements of operations and cash flows for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended [one-year period then ended for American Eagle Large-Cap Growth Fund], and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Eagle Capital Appreciation Fund, American Eagle Twenty Fund and American Eagle Large-Cap Growth Fund as of December 31, 2001, results of their operations, changes in their net assets, cash flows and their financial highlights for each of the periods indicated in the paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
February 11, 2002

FEDERAL TAX INFORMATION (unaudited)
--------------------------------------------------------------------------------

Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended December 31, 2001, shown below. Shareholders should consult a tax adviser on how to report these distributions for federal and state income tax purposes.

Per share distributions are as follows:

                                              Record       Payable       Short-Term        Long-Term
                                               Date         Date       Capital Gains     Capital Gains
------------------------------------------------------------------------------------------------------
AMERICAN EAGLE CAPITAL APPRECIATION FUND     12/20/01     12/31/01        $ 0.2654          $ 0.7701

AMERICAN EAGLE TWENTY FUND                   12/20/01     12/31/01        $ 0.0019          $ 0.7232

TRUSTEE DISCLOSURE
--------------------------------------------------------------------------------

INDEPENDENT DIRECTORS

                                                                                         Number
                                                                                       of Funds in
                                                                                       Fund Complex         Other
                             Position(s)    Year of       Principal Occupation(s)      Overseen by    Directorships Held
Name, Address, and Age       with Fund     Election         During Past 5 Years         Director         by Director
------------------------------------------------------------------------------------------------------------------------
John E. Clute (67)           Director        1999     Dean and Professor of Law,           3        Jundt Growth Fund,
1221 West Riverside Avenue                            Gonzaga University School of                  Inc.; Jundt Funds,
Spokane, WA 99201                                     Law, since 1991; previously                   Inc. and Hecla
                                                      Senior Vice President Human                   Mining Company.
                                                      Resources and General
                                                      Counsel, Boise Cascade
                                                      Corporation (forest products).

Floyd Hall (63)              Director        1999     Chairman, President and Chief        3        Jundt Growth Fund,
24 Dockside Lane                                      Executive Officer of K-Mart                   Inc. and Jundt
Key Largo, FL 33037                                   Corporation since 1995.                       Funds, Inc.
                                                      Chairman from 1989 to 1998
                                                      and Chief Executive
                                                      Officer from 1989 to 1995
                                                      of The Museum Company and
                                                      Alva Replicas. Chairman
                                                      and Chief Executive
                                                      Officer from 1981 to 1984
                                                      of Target Stores.
                                                      President and Chief
                                                      Executive Officer from
                                                      1974 to 1981 of B. Dalton
                                                      Bookseller.

Demetre M. Nicoloff (68)          Director   1999     Cardiac and thoracic surgeon,        3        Jundt Growth Fund,
1492 Hunter Drive                                     Cardiac Surgical Associates,                  Inc.; Jundt Funds,
Wayzata, MN 55391                                     P.A., Minneapolis, Minnesota.                 Inc.; Optical Sensors
                                                                                                    Incorporated;
                                                                                                    Micromedics, Inc.;
                                                                                                    Applied Biometrics,
                                                                                                    Inc. and
                                                                                                    Sonometrics, Inc.

Darrell R. Wells (59)             Director   1999     Managing Director, Security          3        Jundt Growth Fund,
4350 Brownsboro Road                                  Management Company in                         Inc.; Jundt Funds,
Suite 310                                             Louisville, Kentucky.                         Inc.; Churchill
Louisville, KY 40207                                                                                Downs Inc. and
                                                                                                    Citizens Financial
                                                                                                    Inc.

Clark W. Jernigan (40)            Director   1999     Product Engineering Director,        3        Jundt Growth Fund,
1201 Verdant Way                                      Cirrus Logic, Inc., Crystal                   Inc. and Jundt
Austin, TX 78746                                      Industrial & Communications                   Funds, Inc.
                                                      Division, Austin Texas since
                                                      1997; Research Associate
                                                      Analyst, Alex. Brown & Sons
                                                      Incorporated., New York, New
                                                      York from 1996 to 1997;
                                                      Product Development
                                                      Engineering Manager,
                                                      Advanced Micro Devices, Inc.,
                                                      Embedded Processor Division,
                                                      Austin, Texas from June 1991
                                                      to 1996.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS

                              Position(s)      Year of        Principal Occupation(s)    Other Directorships
Name, Address, and Age         with Fund      Election          During Past 5 Years        Held by Officer
------------------------------------------------------------------------------------------------------------
James R. Jundt* (60)        Chairman           1999       Chairman of the Board,           Jundt Growth
1550 Utica Avenue South     of the Board                  Chief Executive Officer,         Fund, Inc.;
Suite 950                                                 Secretary and portfolio          Jundt Funds,
Minneapolis, MN 55416                                     manager of Jundt Associates,     Inc. and
                                                          Inc. since its inception in      Gonzaga
                                                          1982. Chairman of the Board      University.
                                                          and a portfolio manager of
                                                          American Eagle Funds, Inc.
                                                          since 1999, Jundt Growth
                                                          Fund, Inc. since 1991 and
                                                          Jundt Funds, Inc. since 1995.
                                                          President of Jundt Growth
                                                          Fund, Inc. from 1991 to
                                                          1999 and Jundt Funds, Inc.
                                                          from 1995 to 1999.
                                                          Chairman of the Board of
                                                          U.S. Growth Investments,
                                                          Inc. since 1995.

Marcus E. Jundt* (36)       President          2000       Vice Chairman of Jundt           Jundt Growth
1550 Utica Avenue South     and Director                  Associates, Inc. since 1992.     Fund, Inc. and
Suite 950                                                 Research Analyst, Victoria       Jundt Funds,
Minneapolis, MN 55416                                     Investors, New York, New         Inc.
                                                          York from 1988 to 1992.
                                                          Employed by Cargill Investor
                                                          Services, Inc. from 1987 to
                                                          1988. President since 1999
                                                          and Director since 2000, of
                                                          American Eagle Funds, Inc.,
                                                          Jundt Funds, Inc. and Jundt
                                                          Growth Fund, Inc. Portfolio
                                                          manager of Jundt Funds, Inc.
                                                          since 1995 and Jundt Growth
                                                          Fund since 1992. President of
                                                          U.S. Growth Investments,
                                                          Inc. since 1997.

* The Director is an "interested person" (as defined in the 1940 Act) by virtue of his affiliation with Jundt Associates, Inc. the Fund's investment adviser.

--------------------------------------------------------------------------------

OFFICERS

                            Position(s)       Year of        Principal Occupation(s)      Other Directorships
Name, Address, and Age    with Fund/Trust    Election          During Past 5 Years          Held by Officer
-------------------------------------------------------------------------------------------------------------
Jon C. Essen, CPA (38)      Treasurer          1999       Chief Financial Officer of              None
1550 Utica Avenue South                                   Jundt Associates, Inc. since
Suite 950                                                 1998. Treasurer of American
Minneapolis, MN 55416                                     Eagle Funds, Inc., Jundt
                                                          Growth Fund, Inc. and Jundt
                                                          Funds, Inc. since 1999.
                                                          Senior Financial Analyst,
                                                          Norwest Investment Services,
                                                          Inc., 1997 to 1998. Fund
                                                          Reporting and Control
                                                          Supervisor, Voyageur Funds
                                                          Inc., 1994 to 1997.

James E. Nicholson (49)     Secretary          1999       Partner with the law firm of            None
2200 Wells Fargo Center                                   Faegre & Benson LLP,
Minneapolis, MN 55402                                     Minneapolis, Minnesota,
                                                          which has served as general
                                                          counsel for Jundt Associates,
                                                          Inc., American Eagle Funds,
                                                          Inc, Jundt Growth Fund,
                                                          Inc., Jundt Funds, Inc. and
                                                          U.S. Growth Investments,
                                                          Inc. since their inception.
                                                          Secretary of American Eagle
                                                          Funds, Inc. since 1999, Jundt
                                                          Growth Fund, Inc. since
                                                          1991 and Jundt Funds, Inc.
                                                          since 1995.

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                             1550 Utica Avenue South
                                    Suite 950
                              Minneapolis, MN 55416


                                   DISTRIBUTOR
                          U.S. Growth Investments, Inc.
                             1550 Utica Avenue South
                                    Suite 935
                              Minneapolis, MN 55416


                                  ADMINISTRATOR
                         U.S. Bancorp Fund Services, LLC
                        615 E. Michigan Street, 3rd Floor
                               Milwaukee, WI 53202


                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                        615 E. Michigan Street, 3rd Floor
                               Milwaukee, WI 53202


                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                625 Walnut Street
                              Cincinnati, OH 45202


                              INDEPENDENT AUDITORS
                                    KPMG LLP
                             4200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402


                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                              Minneapolis, MN 55402



FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEE, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-335-0333 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUND'S CURRENT PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND'S OFFICERS AND DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-335-0333.